Parent Company Only Condensed Financial Information - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Operating costs and expenses:
General and administrative expenses	$ 647,155	$ 20,212,966
Total operating expenses	647,155	20,212,966
Other income (expense):
Other income		29,001
Interest income	28,140	196
Interest (expense)	(4)	(20)
Total other income (expense), net	28,136	29,178
Income (loss) of subsidiaries and VIEs	(299,263)	347,794
Net loss	$ (918,282)	$ (19,835,994)